THE BUSINESS COMBINATION (Details 1) $ in Thousands	Dec. 31, 2022 USD ($)
Business Combination and Asset Acquisition [Abstract]
New Beginnings shares of Common Stock outstanding prior to the Business Combination	$ 14,795,000
Less: redemption of New Beginnings shares of Common Stock	(9,997,049)
Shares of Common Stock issued pursuant to the PIPE	7,500,000
Outstanding New Beginnings shares of Common Stock prior to the Business Combination, plus shares of Common Stock issued in PIPE Financing	12,297,951
Conversion of Legacy Airspan preferred stock	56,857,492
Conversion of Legacy Airspan common stock	1,182,912
Conversion of Legacy Airspan common restricted stock	339,134
Conversion of Legacy Airspan Class B common stock	1,340,611
Conversion of Legacy Airspan Class B restricted common stock	6,337
Total shares of Company Common Stock outstanding immediately following the Business Combination	$ 72,024,437